Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2019	May 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Disclosure of associates [line items]
Carrying amount	$ 24,384			$ 24,384		$ 22,244
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	18,982			18,982	$ 18,982	17,754	$ 17,754
Fair value	$ 10,054			$ 10,054		10,991
HSBC’s interest percent	19.03%			19.03%
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	$ 4,370			$ 4,370		3,557
Fair value	$ 5,550			$ 5,550		$ 5,222
HSBC’s interest percent	29.20%	40.00%	29.20%	29.20%
Dilution gain				$ 828